Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GREEN CENTURY FUNDS
Prospectus Date	rr_ProspectusDate	Nov. 28, 2014
GREEN CENTURY EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GREEN CENTURY EQUITY FUND SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Green Century Equity Fund seeks to achieve long-term total return which matches the performance of an index comprised of the stocks of companies selected based on environmental, social and governance criteria.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. This example assumes that: (1) you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods; (2) your investment has a 5% return each year; and (3) the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests substantially all of its assets in the common stocks which make up the MSCI KLD 400 Social ex Fossil Fuels Index (the KLD400 ex Fossil Fuels Index or the Index), a custom index calculated by MSCI, Inc. The KLD400 ex Fossil Fuels Index is comprised of the common stocks of the approximately 400 companies in the MSCI KLD 400 Social Index (the KLD400 Index), minus the stocks of the companies that explore for, extract, process or refine coal, oil or gas included in the KLD400 Index. Companies for the KLD400 Index are identified based on a review of environmental, social and governance (ESG) ratings; the KLD400 Index is composed of companies with high ESG ratings. In constructing the KLD400 Index, MSCI ESG Research analyzes a company's commitment to sustainability across five key categories: environment; community and society; employees and supply chain; customers; and governance and ethics. This strategy directs concerned investors' dollars away from companies that flout basic standards for environmental and social responsibility and towards companies that demonstrate a commitment to meeting the social and environmental needs of the present without compromising the quality of life of future generations. Green Century believes this creates an incentive for companies to become better corporate citizens.

Green Century also believes that those companies which pursue the least environmentally sound practices are at the greatest long term risk of negative economic consequences, while those which strive to be more environmentally responsible may benefit financially as a result.

Companies involved in industries that may impose substantial risks and/or costs on society are evaluated based on their level of involvement as well as their social and environmental impact. The Equity Fund does not invest in, and the KLD400 ex Fossil Fuels Index excludes, companies that explore for, extract, process or refine coal, oil or gas. Companies determined to have significant business involvement in the following will not be included in the KLD400 Index: alcohol, tobacco, firearms, nuclear power, military weapons, genetically modified organisms (GMOs), adult entertainment and gambling.

The Fund buys and sells stocks so that the composition of its securities holdings will correspond, to the extent reasonably practicable, to the composition of securities in the KLD400 ex Fossil Fuels Index. The weightings of the stocks in the KLD400 ex Fossil Fuels Index are based on float-adjusted market capitalizations, which means the largest companies comprise a higher percentage of the KLD400 ex Fossil Fuels Index and the Index is more heavily weighted in large than in small companies. As of September 30, 2014, large-cap U.S. companies (defined as companies with market capitalizations of over $10 billion) represented approximately 87% of the market value of the investments of the Fund. To the extent practicable, the Fund will seek a correlation between the weightings of securities held by the Fund and the weightings of the securities of the KLD400 ex Fossil Fuels Index of 0.95 or better. A figure of 1.00 would indicate a perfect correlation. The Fund's ability to duplicate the performance of the KLD400 ex Fossil Fuels Index will depend to some extent on the size and timing of cash flows into and out of the Fund as well as the Fund's expenses.

		The Fund does not concentrate in a specific security or market sector. Under normal circumstances and as a matter of operating policy, the Fund will invest at least 80% of its assets in equity securities and related investments.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may lose money by investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will achieve its objective. The following is a summary description of certain risks of investing in the Fund:

Market Risk.    The values of securities held by the Fund may fall, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. High public debt in the U.S. and other countries creates ongoing and systemic market risks and policymaking uncertainty. Past global financial crises have caused significant declines in the value and liquidity of many securities, including some of the securities held by the Fund, of issuers worldwide, and unprecedented volatility in the markets. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts, and many other issuers have faced difficulties obtaining credit. These market conditions may continue, worsen or spread, including in the U.S., Europe and beyond. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. and other governments, the Federal Reserve and certain foreign central banks have taken steps to support financial markets, including by keeping interest rates at historically low levels. More recently, the Federal Reserve has reduced its market support activities. Further reduction or withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as result in higher interest rates, increase market volatility and reduce the value and liquidity of certain securities. Whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund's investments may be negatively affected. In addition, policy and legislative changes in the U.S. and other countries are affecting many aspects of financial regulation. The impact on the markets and the practical implications for market participants may not be fully known for some time. The Fund may experience a substantial or complete loss on any individual security. Particularly during periods of declining or illiquid markets, the Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, and could cause the remaining shareholders in the Fund to lose money. This redemption risk is greater to the extent that the Fund has investors with large shareholdings, short investment horizons or unpredictable cash flow needs.

Equity Securities Risk.    The Fund is heavily invested in stocks. Like all funds invested in stocks, the Fund's share price will fluctuate daily depending on the performance of the companies that comprise the Fund's investments, the general market and the economy overall. After you invest, the value of your shares may be less than what you paid for them.

Large Cap Companies Risk.    Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. The large-cap companies in which the Fund invests may perform worse than the stock market as a whole.

Small- and Mid-Cap Companies Risk.    The Fund may be invested in small- and mid-cap companies which involve greater risk than investing in the stocks of larger, more established companies. Small- and mid-cap companies may lack the management experience, financial resources and product diversification of large companies and the frequency and volume of their trading may be less than that of larger companies. Therefore, securities of small- and mid-cap companies may be subject to wider and more erratic price fluctuations.

Index Fund Risk.    The Fund will invest in the stocks composing the KLD400 ex Fossil Fuels Index regardless of how the Index is performing. It will not shift concentration from one industry to another, or from stocks to bonds or cash, in order to defend against a falling stock market. The Index may, at times, become focused in stocks of a particular sector, category or group of companies. Because the Fund seeks to track the KLD400 ex Fossil Fuels Index, the Fund may underperform the overall stock market.

Environmentally and Socially Responsible Investing Risk.    The Fund's environmental, social and governance criteria limit the available investments compared with funds with no such criteria. Under certain economic conditions, this could cause the Fund's investment performance to be worse or better than similar funds with no such criteria.

		These and other risks are discussed in more detail in "Additional Information About the Funds' Investment Objectives, Strategies and Risks" in this Prospectus and in the Statement of Additional Information.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the average annual total return table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 year periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website, www.greencentury.com/funds/performance, or by calling 1-800-93-GREEN.

The Fund, which commenced operations in September 1995, invested all its assets in an existing separate registered investment company which had the same investment objective as the Fund (the Domini Social Equity Trust) until November 28, 2006. The performance for the period prior to the Fund’s inception reflects the performance of the Domini Social Equity Trust adjusted to reflect the deduction of the charges and expenses of the Fund.

		As of April 1, 2014, the Fund invests in the common stocks which make up the MSCI KLD 400 Social ex Fossil Fuels Index. Prior to April 1, 2014, the Fund invested in the common stocks which made up the MSCI KLD 400 Social Index. Performance for periods prior to April 1, 2014 reflects the investment strategy in effect for the Fund during such periods.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the average annual total return table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 year periods compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-93-GREEN
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.greencentury.com/funds/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown, the Fund’s best quarterly performance was 16.29%, for the quarter ended 6/30/09. The Fund’s worst quarterly performance was -21.58%, for the quarter ended 12/31/08.

		As of September 30, 2014, the year-to-date return for the Fund was 17.16%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Periods Ended December 31, 2013
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
GREEN CENTURY EQUITY FUND | GREEN CENTURY EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of an amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Wire Redemption Fee	gcf_WireRedemptionFeeifSuchServicesareRequested	10
Overnight Delivery Fee (if such services are requested)	gcf_OvernightDeliveryFeeifSuchServicesareRequested	15
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Fees	rr_Component1OtherExpensesOverAssets	1.00%
Other Fees	rr_Component2OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	397
5 Years	rr_ExpenseExampleYear05	686
10 Years	rr_ExpenseExampleYear10	1,511
2004	rr_AnnualReturn2004	8.67%
2005	rr_AnnualReturn2005	1.53%
2006	rr_AnnualReturn2006	12.08%
2007	rr_AnnualReturn2007	2.75%
2008	rr_AnnualReturn2008	(35.48%)
2009	rr_AnnualReturn2009	30.37%
2010	rr_AnnualReturn2010	10.89%
2011	rr_AnnualReturn2011	0.61%
2012	rr_AnnualReturn2012	11.80%
2013	rr_AnnualReturn2013	34.37%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	17.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarterly performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.58%)
1 Year	rr_AverageAnnualReturnYear01	34.37%
5 Years	rr_AverageAnnualReturnYear05	16.92%
10 Years	rr_AverageAnnualReturnYear10	6.00%
Since Inception	rr_AverageAnnualReturnSinceInception	8.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 03, 1991
GREEN CENTURY EQUITY FUND | Return after taxes on distributions | GREEN CENTURY EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	34.17%
5 Years	rr_AverageAnnualReturnYear05	16.74%
10 Years	rr_AverageAnnualReturnYear10	5.79%
Since Inception	rr_AverageAnnualReturnSinceInception	7.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 03, 1991
GREEN CENTURY EQUITY FUND | Return after taxes on distributions and sale of Fund shares | GREEN CENTURY EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.61%
5 Years	rr_AverageAnnualReturnYear05	13.74%
10 Years	rr_AverageAnnualReturnYear10	4.85%
Since Inception	rr_AverageAnnualReturnSinceInception	6.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 03, 1991
GREEN CENTURY EQUITY FUND | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
10 Years	rr_AverageAnnualReturnYear10	7.41%
Since Inception	rr_AverageAnnualReturnSinceInception	9.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 03, 1991